3. Revenue - Narrative (Details) € in Thousands, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Oct. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 USD ($)
Other revenue information
Contingent payment upon achievement of certain milestone under the collaboration agreement | $						$ 4.4
Revenue under contract liabilities			€ 3,939		€ 9,480
Additional payments upon achievement of milestones | $								$ 5,000.0
Remaining performance obligations			52,800		€ 52,800
Performance obligations description					The remaining performance obligations at June 30, 2019 are approximately €52.8 million and are expected to be recognized as revenue to a large extent over the next two years.	The remaining performance obligations at June 30, 2019 are approximately €52.8 million and are expected to be recognized as revenue to a large extent over the next two years.
Amphivena
Other revenue information
Revenue					€ 200
AbCheck
Other revenue information
Revenue			300	€ 200	1,100		€ 500
Genentech Inc
Other revenue information
Revenue			€ 3,700		14,300
Collaboration agreement initial upfront payment received	€ 83,200	$ 96.0
Revenue under contract liabilities					€ 52,500